Share capital (Details) - GBP (£)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Total	£ 6,252,900	£ 1,108,344	£ 1,098,469
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Number of shares authorised, allotted and fully paid - classified as equity	1,189,577,722	5,417,137	4,923,420
Total	£ 1,189,578	£ 108,343	£ 98,468
A Deferred Shares [Member]
IfrsStatementLineItems [Line Items]
Number of shares authorised, allotted and fully paid - classified as equity	1,000,001	1,000,001	1,000,001
Total	£ 1,000,001	£ 1,000,001	£ 1,000,001
B Deferred Shares [Member]
IfrsStatementLineItems [Line Items]
Number of shares authorised, allotted and fully paid - classified as equity	4,063,321,418
Total	£ 4,063,321